Expense Example, No Redemption - DWS Communications Fund	May 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 731
3 Years	1,066
5 Years	1,423
10 Years	2,425
Class T
Expense Example, No Redemption:
1 Year	412
3 Years	772
5 Years	1,156
10 Years	2,232
Class C
Expense Example, No Redemption:
1 Year	241
3 Years	753
5 Years	1,291
10 Years	2,572
INST Class
Expense Example, No Redemption:
1 Year	141
3 Years	443
5 Years	768
10 Years	$ 1,688